NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable at December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013

Senior secured notes	$150,000	$—
Equipment note payable	1,654	—
Notes payable under 2012 credit agreement:
Principal balance	—	81,137
Less unamortized discount	—	(449)
Net note payable	—	80,688
Notes payable to related parties:
Note payable to Former SAE common stockholders, at fair value	—	12,406
Notes payable to directors	—	500
Total notes payable to related parties	—	12,906
Total notes payable outstanding	151,654	93,594
Less current portion:
Notes payable under 2012 credit agreement	—	800
Notes payables to related parties -- directors	—	500
Equipment note payable	1,654	—
Total current portion of notes payable	1,654	1,300
Total long-term portion of notes payable	$150,000	$92,294

Schedule of redemption percentages
The Corporation has the right to redeem some or all of the Notes at the redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, together with accrued and unpaid interest to, but not including, the redemption date, if redeemed on or after January 15, 2017 as indicated:

Period	Percentage
On or after January 15, 2017 and prior to July 15, 2017	107.5%
On or after July 15, 2017 and prior to July 15, 2018	105.0%
On and after July 15, 2018	100.0%

Future principal payments for notes payable
Required future principal payments for notes payable outstanding at December 31, 2014 are as follows during the years ending December 31:

Amount
2015	$1,654
2016	—
2017	—
2018	—
2019	150,000
Thereafter	—
Total	$151,654